CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (8,618)	$ (2,447)	$ (2,756)	$ (15,036)
Adjustments to reconcile net loss to net cash used in operating activities
Income from equity method investments	(18)	(136)	(225)	1,194
Stock-based compensation	464	818	1,913	548
Depreciation and amortization	408	599	1,114	1,014
Amortization of debt issuance costs	120	53	93
Provision for stock option fair value	(25)	24	9	(50)
Gain on Paycheck Protection Program loan	(1,665)			(1,211)
Accretion expense	511	386	556	782
Change in operating assets and liabilities
Accounts receivable, net	6,950	(5,723)	(10,845)	15,898
Prepaid expenses	(66)	177	133	(116)
Right of use assets	585	291	48	(301)
Accounts payable and accrued liabilities	391	(1,045)	(920)	(1,494)
Due from MSAs	(716)	(1,121)	(1,071)	(2,573)
Lease liability	(540)	(399)	(500)	192
Income taxes	(3,158)	(743)	(846)	(388)
Other assets and liabilities	117	(86)	(76)	66
Net cash used in operating activities	(5,260)	(9,352)	(13,373)	(3,184)
Cash flows from investing activities
Purchase of fixed assets	(26)			(319)
Net cash paid for acquisitions	(204)	(204)	(307)	(7,736)
Distributions received from equity method investments	69	312	312	558
Net cash provided by (used in) investing activities	(161)	108	1	(7,497)
Cash flows from financing activities
Proceeds from exercise of stock options	4	19	19	19
Proceeds from share issuance, net	5,195	832	5,062	9,611
Proceeds from Paycheck Protection Program loan		1,665	1,665	1,211
Proceeds from debenture		7,360	10,360
Repayment of short-term debt		(4,100)	(4,100)
Net cash provided by financing activities	5,199	5,776	13,006	15,008
Decrease in cash	(222)	(3,468)	(366)	4,327
Cash at beginning of period	4,020	4,386	4,386	59
Cash at end of period	3,798	918	4,020	4,386
Supplemental cash flow information
Interest paid	1,093	301	973	$ 498
Supplemental non-cash flow information
Purchase of equipment with finance leases	$ 79	$ 431	$ 431